21. Deferred revenue (Details) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfDeferredRevenueLineItems [Line Items]
Noncurrent	$ 194,629	$ 199,990
Current	3,360	764
Nonrefundable customer contributions
SummaryOfDeferredRevenueLineItems [Line Items]
Noncurrent	194,629	199,990
Current	$ 3,360	$ 764